UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21122

Torchlight Value Fund Master, LLC

(Exact name of registrant as specified in charter)

475 Fifth Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Daniel Heflin

Torchlight Value Fund Master, LLC

475 Fifth Avenue

New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-883-2800

Date of fiscal year end: October 31, 2014

Date of reporting period: October 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report(s) to Shareholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) is attached hereto.

TORCHLIGHT INVESTORS

TORCHLIGHT VALUE FUND MASTER, LLC

ANNUAL REPORT

OCTOBER 31, 2014

ANNUAL REPORT 2014 | TORCHLIGHT VALUE FUND MASTER, LLC

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ANNUAL REPORT 2014 | TORCHLIGHT VALUE FUND MASTER, LLC

FUND OVERVIEW (unaudited)

THE INVESTMENT ADVISER

Torchlight Investors is an SEC registered investment advisor with $4.0 billion under management. Torchlight has been managing commercial real estate related debt investments for its institutional clients since 1995. Operating out of its headquarters in New York, Torchlight has a senior management team that averages 25 years of experience.

FUND OBJECTIVE

Torchlight Value Fund Master, LLC (the “Master Fund”) seeks to generate high current income by selecting investments based on fundamental analysis and relative value.

INVESTMENT STRATEGY

The Master Fund’s investment approach identifies investments with potential for capital appreciation based on credit upgrades and other factors. The portfolio is actively managed to enhance return and to mitigate downside risk.

PORTFOLIO OVERVIEW

TORCHLIGHT VALUE FUND MASTER, LLC

October 31, 2014[1]
Net Asset Value	$ 244.8 MM
Portfolio Positions	127
Nominal IRR[2]	7.0%
Average Rating	BB+
Spread to U.S. Treasury	585 bps
Weighted Average Life	4.72 years
Average Modified Duration	3.1 years
Portfolio Distribution[3]
CMBS	94.7%
Other	5.3%

(1)	With the exception of Net Asset Value, the portfolio overview above excludes cash
(2)	In the nominal scenario, using 12 months to recovery, a 25% principal loss is assumed on all loans (30+) delinquent or Performing Specially Serviced
(3)	Includes Treasuries and money market funds. Portfolio Distribution is based on market value. Market values are based on information from one or more of the following sources: quotations from dealers, third party pricing services and market transactions of comparable securities. These may differ from the value that would have been used had a broader market for the securities existed and the differences could be material.

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ANNUAL REPORT 2014 | TORCHLIGHT VALUE FUND MASTER, LLC

PORTFOLIO HIGHLIGHTS (unaudited)

TORCHLIGHT VALUE FUND MASTER, LLC

(As of October 31, 2014)

PORTFOLIO DISTRIBUTION1

Portfolio Distribution by Rating[2]	Non-Super Senior and Non-IO CMBS Portfolio Distribution by Vintage

COLLATERAL DISTRIBUTION1

CMBS Distribution by Property Type	CMBS Distribution by State

(1)	Based on market value. Market values are based on information from one or more of the following sources: quotations from dealers, third party pricing services and market transactions of comparable securities. These may differ from the value that would have been used had a broader market for the securities existed and the differences could be material.
(2)	Rating groups include “+” and “-”. Split rated bonds shown at the lowest rating.
(3)	Other includes collateral distributions of less than 3% of the outstanding principal balance.

Source: Torchlight Investors and Trepp, LLC

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ANNUAL REPORT 2014 | TORCHLIGHT VALUE FUND MASTER, LLC

FINANCIAL HIGHLIGHTS

TORCHLIGHT VALUE FUND MASTER, LLC

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010
Total Investment Return[1]	10.61%	9.36%	22.21%	8.15%	40.03%
Ratios and Supplemental Data
Members’ Capital, End of Year (in Thousands)	$244,803	$356,676	$407,790	$374,187	$341,608
Ratio of Expenses to Average Members’ Capital	0.27%	0.12%	0.15%	0.13%	0.15%
Ratio of Net Investment Income to Average Members’ Capital	7.46%	9.09%	8.66%	7.36%	10.93%
Portfolio Turnover Rate	45%	29%	7%	36%	37%

(1)	Total investment return is based on net increase (decrease) in the Master Fund’s members’ capital resulting from operations and reflects the effects of changes in the Master Fund’s members’ capital adjusted for contributions and withdrawals on the performance of the Master Fund during the period.

See Notes to Financial Statements.

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ANNUAL REPORT 2014 | TORCHLIGHT VALUE FUND MASTER, LLC

PORTFOLIO HOLDINGS

TORCHLIGHT VALUE FUND MASTER, LLC

October 31, 2014

PORTFOLIO HOLDING		Principal Amount	Value (a)
COMMERCIAL MORTGAGE-BACKED SECURITIES (94.67%)
Banc of America Commercial Mortgage Trust	0.350% due 09/10/2045 (b)	$896,250,812	$1,882,127	(g),(h)
Banc of America Commercial Mortgage Trust	0.787% due 09/10/2047 (b)	63,327,551	600,978	(g),(h)
Banc of America Merrill Lynch Commercial Mortgage, Inc.	7.000% due 09/15/2032 (b)	2,933,504	2,217,301	(d)
Banc of America Merrill Lynch Commercial Mortgage, Inc.	0.527% due 02/10/2051 (b)	173,666,005	1,594,254	(g),(h)
Banc of America Merrill Lynch Commercial Mortgage, Inc.	1.011% due 11/10/2038 (b)	7,633,110	52,439	(g),(h)
Bank of America-First Union National Bank Commercial Mortgage, Inc.	6.250% due 04/11/2037 (b)	1,058,011	1,058,011	(d)
CFCRE Commercial Mortgage Trust	5.754% due 12/15/2047 (b)	2,884,000	3,162,825	(g)
Citigroup Commercial Mortgage Trust	1.387% due 10/10/2047	30,524,109	1,548,772	(d),(g),(h)
Citigroup/Deutsche Bank Commercial Mortgage Trust	5.366% due 12/11/2049	3,000,000	3,137,670	(g)
Citigroup/Deutsche Bank Commercial Mortgage Trust	0.700% due 10/15/2048 (b)	115,596,166	1,394,090	(g),(h)
Citigroup/Deutsche Bank Commercial Mortgage Trust	0.897% due 12/11/2049 (b)	40,500,000	613,170	(g),(h)
Commercial Mortgage Asset Trust	7.061% due 01/17/2032	477,113	476,488	(g)
Commercial Mortgage Pass-Through Certificates	0.821% due 02/10/2047 (b)	90,697,704	4,612,876	(d),(g),(h)
Commercial Mortgage Pass-Through Certificates	4.920% due 02/10/2047 (b)	3,000,000	2,931,510	(g)
Commercial Mortgage Pass-Through Certificates	1.439% due 11/10/2047 (b)	13,304,000	1,294,435	(d),(h),(g)
Commercial Mortgage Pass-Through Certificates	2.585% due 07/10/2046 (b)	27,447,642	1,197,541	(g),(h)
Credit Suisse Mortgage Capital Certificates	0.803% due 04/15/2022 (b)	3,000,000	2,821,860	(f),(g)
Credit Suisse Mortgage Capital Certificates	6.097% due 09/15/2039 (b)	16,000,000	1,158,500	(d),(f),(g)
Credit Suisse Mortgage Capital Certificates	0.219% due 01/15/2049 (b)	247,650,856	619,127	(g),(h)
CS First Boston Mortgage Securities Corp.	5.750% due 05/15/2036	2,194,816	2,212,133	(g)
CS First Boston Mortgage Securities Corp.	6.294% due 12/15/2035 (b)	2,032,208	2,050,315
CS First Boston Mortgage Securities Corp.	5.322% due 08/15/2036 (b)	1,926,205	1,928,401	(g)
CS First Boston Mortgage Securities Corp.	4.231% due 05/15/2038 (b)	2,000,000	1,785,096	(d),(g)
CS First Boston Mortgage Securities Corp.	6.080% due 08/15/2036 (b)	992,831	946,754	(f)
CS First Boston Mortgage Securities Corp.	4.947% due 12/15/2040 (b)	12,523,000	722,577	(d),(f),(g)
CS First Boston Mortgage Securities Corp.	5.863% due 12/18/2035 (b)	1,029,858	676,911	(d),(f)
CS First Boston Mortgage Securities Corp.	1.165% due 12/15/2035 (b)	3,903,751	39,623	(g),(h)
DBUBS Mortgage Trust	3.750% due 08/10/2044 (b)	5,000,000	4,414,000	(g)
DBUBS Mortgage Trust	5.730% due 11/10/2046 (b)	3,500,000	3,838,680	(g)
DBUBS Mortgage Trust	5.578% due 08/10/2044 (b)	2,500,000	2,627,925	(g)
DBUBS Mortgage Trust	1.546% due 08/10/2044 (b)	30,257,565	712,566	(g),(h)
DBUBS Mortgage Trust	1.547% due 11/10/2046 (b)	14,893,495	384,401	(g),(h)
DLJ Commercial Mortgage Corp.	6.410% due 02/15/2031 (b)	6,300,000	6,344,793	(c)
DLJ Commercial Mortgage Corp.	6.410% due 02/15/2031 (b)	5,200,000	5,287,880
DR Securitized Lease Trust	8.550% due 08/15/2019	421,740	133,360	(c),(d)
DR Structured Finance Corp.	9.350% due 08/15/2019	1,111,240	397,494	(c),(d)
DR Structured Finance Corp.	8.375% due 08/15/2015	77,825	57,971	(c),(d)
FREMF Mortgage Trust	3.869% due 5/25/2045 (b)	6,000,000	5,913,300	(g)
FREMF Mortgage Trust	3.600% due 12/25/2045 (b)	5,852,030	5,629,308	(g)

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ANNUAL REPORT 2014 | TORCHLIGHT VALUE FUND MASTER, LLC

PORTFOLIO HOLDINGS

TORCHLIGHT VALUE FUND MASTER, LLC

October 31, 2014

PORTFOLIO HOLDING		Principal Amount	Value (a)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
FREMF Mortgage Trust	4.595% due 11/25/2046 (b)	$5,000,000	$5,352,650	(g)
GE Capital Commercial Mortgage Corp.	1.169% due 01/10/2038 (b)	6,480,788	28,788	(d),(g),(h)
GE Capital Commercial Mortgage Corp.	5.377% due 06/10/2048 (b)	1,405,745	14,057	(d),(f),(g)
GE Capital Commercial Mortgage Corp.	5.959% due 12/10/2049 (b)	952,974	286	(d),(f),(g)
GMAC Commercial Mortgage Securities, Inc.	7.414% due 07/15/2029	1,100,446	1,101,580	(g)
Greenwich Capital Commercial Funding Corp.	0.455% due 03/10/2039 (b)	239,100,014	1,408,299	(g),(h)
Greenwich Capital Commercial Funding Corp.	0.482% due 12/10/2049 (b)	134,471,876	1,108,048	(g),(h)
Greenwich Capital Commercial Funding Corp.	0.993% due 08/10/2042 (b)	23,295,912	55,444	(d),(g),(h)
Greenwich Capital Commercial Funding Corp.	2.326% due 07/05/2035 (b)	1,705,914	11,530	(d),(g),(h)
Greenwich Capital Commercial Funding Corp.	1.930% due 01/11/2035 (b)	1,428,371	6,582	(d),(g),(h)
GS Mortgage Securities Corp. II	0.639% due 05/10/2045 (b)	214,501,182	7,012,044	(g),(h)
GS Mortgage Securities Trust	5.474% due 08/10/2044 (b)	3,000,000	3,159,420	(g)
GS Mortgage Securities Trust	0.718% due 07/10/2046 (b)	56,692,540	1,746,771	(d),(g),(h)
GS Mortgage Securities Trust	0.279% due 12/10/2043 (b)	28,744,718	337,460	(d),(g),(h)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.015% due 01/15/2038 (b)	6,513,000	6,647,168	(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	4.961% due 01/15/2042	5,000,000	5,078,050	(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.934% due 06/12/2041	4,000,000	3,998,560	(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.577% due 07/15/2046 (b)	3,500,000	3,781,575	(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.500% due 08/15/2046 (b)	3,194,000	3,369,127	(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	3.873% due 07/15/2046 (b)	3,500,000	3,142,860	(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	4.000% due 08/15/2046 (b)	3,100,000	2,682,740	(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.440% due 06/12/2047	256,746,934	1,458,323	(g),(h)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	1.364% due 02/15/2046 (b)	33,241,535	1,451,990	(g),(h)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.721% due 05/15/2045	166,522,375	1,382,136	(g),(h)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.622% due 05/15/2047	166,173,574	1,364,285	(g),(h)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.471% due 01/15/2049	42,736,693	356,381	(d),(g),(h)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.056% due 07/12/2035 (b)	958,236	287	(d),(f),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.375% due 08/15/2042 (b)	677,766	203	(d),(f),(g)
J.P. Morgan Chase Commercial Mortgage Securities Trust	1.225% due 07/15/2047 (b)	65,850,421	4,590,058	(d),(g),(h)
J.P. Morgan Chase Commercial Mortgage Securities Trust	4.725% due 07/15/2047 (b)	4,000,000	3,697,720	(g)
J.P. Morgan Chase Commercial Mortgage Securities Trust	5.305% due 01/15/2042 (b)	840,000	802,544
J.P. Morgan Chase Commercial Mortgage Securities Trust	0.596% due 02/15/2046 (b)	10,500,000	303,240	(g),(h)
J.P. Morgan Commercial Mortgage Finance Corp.	8.694% due 08/15/2032	3,103,096	3,387,092	(g)
JPMBB Commercial Mortgage Securities Trust	1.495% due 09/15/2047 (b)	35,010,270	1,918,727	(d),(g),(h)
LB UBS Commercial Mortgage Trust	5.013% due 07/15/2040	5,000,000	4,514,550	(g)
LB UBS Commercial Mortgage Trust	6.780% due 06/15/2036 (b)	4,260,630	4,318,374	(g)
LB UBS Commercial Mortgage Trust	0.739% due 02/15/2040 (b)	87,418,525	1,072,625	(g),(h)
LB UBS Commercial Mortgage Trust	0.849% due 11/15/2038 (b)	75,744,940	875,612	(g),(h)
LB UBS Commercial Mortgage Trust	0.739% due 02/15/2040	44,273,253	541,905	(g),(h)

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ANNUAL REPORT 2014 | TORCHLIGHT VALUE FUND MASTER, LLC

PORTFOLIO HOLDINGS

TORCHLIGHT VALUE FUND MASTER, LLC

October 31, 2014

PORTFOLIO HOLDING		Principal Amount	Value (a)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
LB UBS Commercial Mortgage Trust	0.493% due 04/15/2040 (b)	$61,878,320	$51,978	(g),(h)
LB UBS Commercial Mortgage Trust	0.879% due 02/15/2040 (b)	5,911,833	9,873	(d),(g),(h)
LB UBS Commercial Mortgage Trust	6.357% due 07/15/2040 (b)	2,821,104	846	(d),(f),(g)
Merrill Lynch Mortgage Investors Inc.	6.250% due 12/10/2029	1,702,434	1,703,847	(g)
Merrill Lynch Mortgage Trust	5.782% due 08/12/2043	5,000,000	5,337,550	(g)
Merrill Lynch Mortgage Trust	5.421% due 02/12/2042 (b)	3,675,000	3,806,418	(g)
Merrill Lynch Mortgage Trust	0.536% due 08/12/2043 (b)	318,339,052	1,948,235	(g),(h)
Merrill Lynch Mortgage Trust	5.758% due 09/12/2042 (b)	3,171,664	993	(d),(f),(g)
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.272% due 12/12/2049 (b)	87,895,504	953,666	(g),(h)
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.144% due 09/12/2049 (b)	111,745,495	660,416	(g),(h)
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.463% due 03/12/2051 (b)	112,719,061	607,443	(d),(g),(h)
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.566% due 09/12/2049	70,738,140	282,245	(g),(h)
Morgan Stanley Bank of America Merrill Lynch Trust	3.787% due 02/15/2047	4,425,000	4,613,726
Morgan Stanley Bank of America Merrill Lynch Trust	0.879% due 08/15/2046 (b)	55,661,746	2,339,062	(d),(g),(h)
Morgan Stanley Capital I	5.862% due 07/12/2044	5,000,000	5,005,650	(g)
Morgan Stanley Capital I	0.804% due 07/15/2019 (b)	3,400,000	3,265,462	(g)
Morgan Stanley Capital I	4.770% due 07/15/2056	1,750,000	1,757,333
Morgan Stanley Capital I	0.348% due 09/15/2047 (b)	69,000,000	1,333,080	(g),(h)
Morgan Stanley Capital I	0.596% due 03/15/2044 (b)	133,736,731	1,093,966	(g),(h)
Morgan Stanley Capital I	1.076% due 09/15/2047 (b)	52,709,294	907,654	(g),(h)
Morgan Stanley Capital I	0.421% due 11/12/2049 (b)	90,531,636	554,959	(g),(h)
Morgan Stanley Capital I	0.390% due 02/12/2044 (b)	114,122,355	433,665	(g),(h)
Morgan Stanley Capital I	0.089% due 06/13/2041 (b)	17,518,946	47,652	(g),(h)
Morgan Stanley Dean Witter Capital I Trust	6.556% due 09/15/2037 (b)	6,733,000	6,994,981	(g)
Morgan Stanley Re-REMIC Trust	0.000% due 03/23/2051 (b)	5,000,000	4,694,860	(d)
Salomon Brothers Mortgage Securities VII, Inc.	7.000% due 05/18/2032 (b)	153,850	153,951	(g)
UBS-Citigroup Commercial Mortgage Trust	5.000% due 01/10/2045 (b)	6,000,000	5,411,640
Wachovia Bank Commercial Mortgage Trust	4.942% due 11/15/2034 (b)	3,556,270	3,542,187
Wachovia Bank Commercial Mortgage Trust	5.238% due 11/15/2035 (b)	5,042,557	2,499,707	(d),(g)
Wachovia Bank Commercial Mortgage Trust	0.383% due 04/15/2047 (b)	118,110,065	472,440	(g),(h)
Wachovia Bank Commercial Mortgage Trust	6.063% due 12/15/2043 (b)	12,500,000	3,913	(d),(f),(g)
Wachovia Bank Commercial Mortgage Trust	5.946% due 04/15/2047 (b)	1,000,000	313	(d),(f),(g)
WF-RBS Commercial Mortgage Trust	0.341% due 02/15/2044 (b)	222,499,677	3,962,719	(g),(h)
WF-RBS Commercial Mortgage Trust	4.500% due 06/15/2045 (b)	4,600,000	3,960,508	(g)
WF-RBS Commercial Mortgage Trust	0.163% due 06/15/2045 (b)	248,386,065	1,716,099	(d),(g),(h)
WF-RBS Commercial Mortgage Trust	4.523% due 10/15/2057	1,000,000	1,038,290	(d),(g)
Total Commercial Mortgage-Backed Securities (Cost $251,716,226)			231,723,880
COLLATERALIZED DEBT OBLIGATIONS (3.05%)
Ansonia CDO Ltd.	5.702% due 07/28/2046 (b)	1,704,554	769,606	(c),(d)

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ANNUAL REPORT 2014 | TORCHLIGHT VALUE FUND MASTER, LLC

PORTFOLIO HOLDINGS

TORCHLIGHT VALUE FUND MASTER, LLC

October 31, 2014

PORTFOLIO HOLDING		Principal Amount	Value (a)
COLLATERALIZED DEBT OBLIGATIONS (Continued)
Ansonia CDO Ltd.	7.445% due 07/28/2046 (b)	$2,000,001	$-	(c),(d),(f)
Ansonia CDO Ltd.	7.149% due 07/28/2046 (b)	2,000,000	-	(c),(d),(f)
Anthracite CDO I Ltd.	6.000% due 05/24/2037 (b)	824,210	819,760	(c),(d)
Anthracite CDO II Ltd.	0.522% due 07/26/2045 (b)	516,430	503,468	(d),(g)
Arbor Realty Mortgage Securities LLC	0.681% due 02/21/2040 (b)	608,626	589,637	(c),(d),(g)
G-Force LLC	5.090% due 08/22/2036 (b)	3,500,698	3,499,297	(c),(d)
GS Mortgage Securities Corp. II	5.303% due 12/20/2049 (b)	509,326	312,064	(c),(d),(g)
Multi Security Asset Trust	5.570% due 11/28/2035 (b)	1,000,000	981,620	(c)
Total Collateralized Debt Obligations (Cost $10,343,891)			7,475,452
MONEY MARKET FUND (1.16%)
Dryeyfus Treasury Prime Cash Management Money Market Fund, 0.00% (i)		2,850,543	2,850,543
Total Money Market Fund (Cost $2,850,543)			2,850,543
TOTAL SECURITIES (98.88%) (Cost $264,910,660) (e)			242,049,875
OTHER ASSETS, NET OF LIABILITIES (1.12%)			2,753,190
MEMBERS’ CAPITAL (100.00%)			$244,803,065

(a)	See Notes to Financial Statements.
(b)	144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities at October 31, 2014 was $188,313,941 or 76.92% of the Master Fund’s members’ capital.
(c)	Illiquid security. At October 31, 2014, illiquid securities with aggregate principal of $20,058,222 had a value of $13,905,602 which represented 5.68% of the Master Fund’s members’ capital.
(d)	Fair valued security. At October 31, 2014, the fair valued securities represented 18.03% of the Master Fund’s members’ capital. The value of such securities was determined by management primarily using a pricing methodology which incorporates factors such as dealer bids and market transactions in comparable securities, based on credit rating and the vintage year of securities. The extent of the observability of the pricing input(s) served as the basis for designating such securities as Level 2 or Level 3 pricing input(s).
(e)	The cost for federal income tax purposes was $257,053,238. At October 31, 2014 net unrealized depreciation for all securities based on tax cost was $15,003,363. This consisted of aggregate gross unrealized appreciation for all securities of $17,349,605 and aggregate gross unrealized depreciation for all securities of $32,352,968.
(f)	Non-interest income generating securities as of October 31, 2014.
(g)	Variable rate security.
(h)	Interest-only security. At October 31, 2014, interest-only securities in aggregate had a value of $60,951,799 which represented 24.90% of the Master Fund’s members’ capital. Amount shown as principal represents amount of the underlying security.
(i)	Rate shown reflects effective yield at October 31, 2014.

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ANNUAL REPORT 2014 | TORCHLIGHT VALUE FUND MASTER, LLC

SUMMARY OF RATINGS (unaudited)

TORCHLIGHT VALUE FUND MASTER, LLC

October 31, 2014

	Portfolio Distribution by Rating (a)
ISSUER	AAA	AA+ to	A+	BBB+	BB+	B+to	CCC+to	CC	C	D	NR	Total
		AA-	to A-	to BBB-	to BB-	B-	CCC-
COMMERCIAL MORTGAGE-BACKED SECURITIES
Banc of America Commercial Mortgage Trust	-	-	-	-	0.77	0.25	-	-	-	-	-	1.02
Banc of America Merrill Lynch Commercial Mortgage, Inc.	0.65	-	-	-	-	0.02	-	-	-	-	0.91	1.58
Bank of America-First Union National Bank Commercial Mortgage, Inc.	-	-	-	-	-	0.43	-	-	-	-	-	0.43
CFCRE Commercial Mortgage Trust	-	-	-	1.29	-	-	-	-	-	-	-	1.29
Citigroup Commercial Mortgage Trust	0.63	-	-	-	-	-	-	-	-	-	-	0.63
Citigroup/Deutsche Bank Commercial Mortgage Trust	-	-	-	0.25	1.28	0.57	-	-	-	-	-	2.10
Commercial Mortgage Asset Trust	-	-	-	0.19	-	-	-	-	-	-	-	0.19
Commercial Mortgage Pass-Through Certificates	1.02	-	-	1.20	-	-	-	-	-	-	1.88	4.10
Credit Suisse Mortgage Capital Certificates	0.25	-	-	-	-	-	-	1.15	-	0.47	-	1.87
CS First Boston Mortgage Securities Corp.	-	-	0.90	-	0.79	0.84	0.41	-	0.28	1.03	-	4.25
DBUBS Mortgage Trust	0.45	-	-	2.64	1.80	-	-	-	-	-	-	4.89
DLJ Commercial Mortgage Corp.	-	-	-	-	-	4.75	-	-	-	-	-	4.75
DR Securitized Lease Trust	-	-	-	-	-	-	-	-	-	-	0.05	0.05
DR Structured Finance Corp.	-	-	-	-	-	-	-	-	-	-	0.19	0.19
FREMF Mortgage Trust	-	-	2.38	4.53	-	-	-	-	-	-	-	6.91
GE Capital Commercial Mortgage Corp.	-	-	-	-	-	-	0.01	-	-	0.01	-	0.02
G-Force LLC	-	-	-	-	-	-	1.43	-	-	-	-	1.43
GMAC Commercial Mortgage Securities, Inc.	-	-	-	0.45	-	-	-	-	-	-	-	0.45
Greenwich Capital Commercial Funding Corp.	0.47	-	-	-	-	0.58	-	-	-	-	-	1.05
GS Mortgage Securities Corp. II	2.87	-	-	-	-	-	-	-	-	-	-	2.87
GS Mortgage Securities Trust	-	-	-	1.29	0.14	-	-	-	-	-	0.71	2.14
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.59	1.63	2.07	2.92	6.82	0.15	-	-	-	-	-	14.18
J.P. Morgan Chase Commercial Mortgage Securities Trust	1.88	-	-	1.51	-	-	0.33	-	-	-	0.12	3.84
J.P. Morgan Commercial Mortgage Finance Corp.	-	-	1.38	-	-	-	-	-	-	-	-	1.38
JPMBB Commercial Mortgage Securities Trust	0.78	-	-	-	-	-	-	-	-	-	-	0.78
LB UBS Commercial Mortgage Trust	0.36	-	-	0.11	-	0.02	3.50	-	-	-	0.66	4.65
Merrill Lynch Mortgage Investors Inc.	-	-	0.70	-	-	-	-	-	-	-	-	0.70
Merrill Lynch Mortgage Trust	-	-	1.55	2.18	-	0.80	-	-	-	-	-	4.53
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.39	-	-	-	064	-	-	-	-	-	-	1.03
Morgan Stanley Bank of America Merrill Lynch Trust	1.88	-	-	-	-	-	-	-	-	-	0.96	2.84
Morgan Stanley Capital I	0.82	0.72	-	-	2.45	1.35	-	-	-	-	0.54	5.88
Morgan Stanley Dean Witter Capital I Trust	-	-	-	-	-	2.87	-	-	-	-	-	2.87
Morgan Stanley Re-REMIC Trust	-	-	-	1.91	-	-	-	-	-	-	-	1.91
Multi Security Asset Trust	-	-	-	-	-	-	0.40	-	-	-	-	0.40
Salomon Brothers Mortgage Securities VII, Inc.	-	-	0.06	-	-	-	-	-	-	-	-	0.06

(a)	Calculated as a percentage of the Master Fund’s members’ capital. Split rated securities are accounted for at the lowest rating.

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ANNUAL REPORT 2014 | TORCHLIGHT VALUE FUND MASTER, LLC

SUMMARY OF RATINGS (unaudited)

TORCHLIGHT VALUE FUND MASTER, LLC

October 31, 2014

	Portfolio Distribution by Rating (a)
Issuer	AAA	AA+ to	A+	BBB+	BB+	B+to	CCC+to	CC	C	D	NR	Total
		AA-	to A-	to BBB-	to BB-	B-	CCC-
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
UBS-Citigroup Commercial Mortgage Trust	-	-	-	-	2.21	-	-	-	-	-	-	2.21
Wachovia Bank Commercial Mortgage Trust	-	-	-	-	0.19	1.45	-	-	-	1.02	-	2.66
WF-RBS Commercial Mortgage Trust	-	0.42	-	-	3.94	-	-	-	-	-	-	4.36
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES	13.04	2.77	9.04	20.47	21.03	14.08	6.08	1.15	0.28	2.53	6.02	96.49
COLLATERALIZED DEBT OBLIGATIONS
Ansonia CDO Ltd.	-	-	-	-	-	-	-	-	0.31	-	-	0.31
Anthracite CDO I Ltd.	-	-	-	-	-	-	0.34	-	-	-	-	0.34
Anthracite CDO II Ltd.	-	-	-	-	-	-	0.21	-	-	-	-	0.21
Arbor Realty Mortgage Securities LLC	-	-	-	0.24	-	-	-	-	-	-	-	0.24
GS Mortgage Securities Corp. II	-	-	-	-	-	-	-	0.13	-	-	-	0.13
TOTAL COLLATERALIZED DEBT OBLIGATIONS	-	-	-	0.24	-	-	0.55	0.13	0.31	-	-	1.23
TOTAL MONEY MARKET FUND	1.16	-	-	-	-	-	-	-	-	-	-	1.16
TOTAL SECURITIES	14.20	2.77	9.04	20.71	21.03	14.08	6.63	1.28	0.59	2.53	6.02	98.88	(a)

(a)	Calculated as a percentage of the Master Fund’s members’ capital. Split rated securities are accounted for at the lowest rating.

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ANNUAL REPORT 2014 | TORCHLIGHT VALUE FUND MASTER, LLC

FINANCIAL STATEMENTS

TORCHLIGHT VALUE FUND MASTER, LLC

Statement of Assets, Liabilities, and Members’ Capital

October 31, 2014

Assets
Investments, at Fair Value (Cost $264,910,660)	$242,049,875
Interest Receivable	3,030,680
Other Assets	4,416
Total Assets	245,084,971
Liabilities
Accrued Audit and Tax Fees	127,150
Accrued Legal Fees	80,000
Cash Distribution Payable	36,606
Accrued Administrative Fees - Note D	20,250
Accrued Custodian Fees - Note D	5,400
Other Accrued Expenses	12,500
Total Liabilities	281,906
Members’ Capital	$244,803,065
Members’ Capital
Represented by:
Net Capital	$267,663,850
Accumulated Net Unrealized Appreciation/(Depreciation) on Investments	(22,860,785)
Total Members’ Capital	$244,803,065

See Notes to Financial Statements.

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ANNUAL REPORT 2014 | TORCHLIGHT VALUE FUND MASTER, LLC

FINANCIAL STATEMENTS

TORCHLIGHT VALUE FUND MASTER, LLC

Statement of Operations

Year Ended October 31, 2014

Investment Income
Interest	$20,043,157
Expenses
Legal Fees	337,124
Audit and Tax Fees	124,950
Administrative Fees - Note D	107,158
Insurance Expense	57,895
Directors’ Fees	24,000
Custodian Fees - Note D	22,224
Other	20,161
Total Expenses	693,512
Net Investment Income/(Loss)	19,349,645
Realized and Unrealized Gain/(Loss) on Investments
Net Realized Gain/(Loss) on Investments	(6,946,403)
Net Change in Unrealized Appreciation/(Depreciation) on Investments	13,320,190
Net Gain/(Loss) on Investments	6,373,787
Net Increase/(Decrease) in Members’ Capital Resulting from Operations	$25,723,432

See Notes to Financial Statements.

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ANNUAL REPORT 2014 | TORCHLIGHT VALUE FUND MASTER, LLC

FINANCIAL STATEMENTS

TORCHLIGHT VALUE FUND MASTER, LLC

Statements of Changes in Members’ Capital

	Year Ended October 31, 2014	Year Ended October 31, 2013
Increase in Members’ Capital Resulting from Operations:
Net Investment Income	$19,349,645	$37,171,751
Net Realized Gain/(Loss) on Investments	(6,946,403)	(14,442,529)
Net Change in Unrealized Appreciation/(Depreciation) on Investments	13,320,190	12,563,752
Net Increase/(Decrease) in Members’ Capital Resulting from Operations	25,723,432	35,292,974
Contributions/Withdrawals:
Contributions (1)	54,229,506	23,646,402
Withdrawals (1)	(191,825,964)	(110,052,947)
Net Contributions/(Withdrawals)	(137,596,458)	(86,406,545)
Total Increase/(Decrease) in Members’ Capital	(111,873,026)	(51,113,571)
Members’ Capital:
Beginning of Year	356,676,091	407,789,662
End of Year	$244,803,065	$356,676,091

(1) See Note A

See Notes to Financial Statements.

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ANNUAL REPORT 2014 | TORCHLIGHT VALUE FUND MASTER, LLC

FINANCIAL STATEMENTS

TORCHLIGHT VALUE FUND MASTER, LLC

Statement of Cash Flows

For the Year Ended October 31, 2014

Cash Flows from Operating Activities:
Net Increase in Members’ Capital Resulting from Operations	$25,723,432
Adjustments to Reconcile Net Increase in Members’ Capital Resulting from Operations to Net Cash Provided by Operating Activities:
Cost of Securities Purchased	(114,148,414)
Proceeds from Securities Sold and Principal Paydowns	214,552,738
Adjustment to Cost of Interest Only Securities	18,355,819
Net Amortization/Accretion and Net Paydown Gains/Losses on Securities	(2,301,887)
Net Change in Unrealized Appreciation/Depreciation on Investments	(13,320,190)
Net Realized Loss on Investments	6,946,403
Net Change in Operating Assets and Liabilities:
Decrease in Interest Receivable	1,406,836
Decrease in Other Assets	4,902
Decrease in Payable for Securities Purchased	(908,799)
Increase in Accrued Audit and Tax Fees	2,150
Increase in Accrued Legal Fees	28,220
Decrease in Accrued Administrative Fees	(23,699)
Decrease in Accrued Custodian Fees	(4,600)
Decrease in Other Accrued Expenses	(811)
Net Cash Provided by/(Used in) Operating Activities	136,312,100
Cash Flows from Financing Activities*:
Contributions, Net of Receivables	55,479,506
Withdrawals, Net of Payables	(191,791,606)
Net Cash Provided by/(Used in) Financing Activities	(136,312,100)
Net Increase/(Decrease) in Cash	-
Cash at Beginning of Year	-
Cash at End of Year	$-

* Non-cash financing transactions not included herein consist of reinvestment of distributions of $32,783,778.

See Notes to Financial Statements

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ANNUAL REPORT 2014 | TORCHLIGHT VALUE FUND MASTER, LLC

NOTES TO FINANCIAL STATEMENTS

TORCHLIGHT VALUE FUND MASTER, LLC

October 31, 2014

A.	Organization: Torchlight Value Fund Master, LLC (the “Master Fund”) was formed on June 20, 2002 and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The primary objective of the Master Fund is to provide high current income by investing primarily in commercial mortgage-backed securities (“CMBS”). Torchlight Investors, LLC is the organizational member of the Master Fund.

The Master Fund operates under a “master/feeder fund” structure and, accordingly, one of its investors is an investment fund investing all or a substantial portion of its assets in the Master Fund. At October 31, 2014, Torchlight Value Fund, Inc. (the “Feeder Fund”), and Torchlight Investors, LLC (the “Adviser”) are the only investors invested in the Master Fund, and own 99.9% and 0.1% of the members’ capital of the Master Fund, respectively. For federal income tax purposes, the Master Fund is treated as a partnership, and each investor in the Master Fund is treated as the owner of its proportionate share of the members’ capital, income, expenses, and realized and unrealized gains and losses of the Master Fund. Accordingly, as a “pass-through” entity, the Master Fund pays no income dividends or capital gain distributions.

Investors may make an investment in the Master Fund on any Business Day at the next determined net asset value, subject to the Fund’s ability to reject or limit certain investments. A Business Day is any weekday the U.S. government bond market is open for trading. All investments in the Fund are subject to a minimum initial subscription of $3,000,000. In certain circumstances, the Adviser may reduce such minimum at its discretion. Investors may redeem their investment on any Business Day at the next determined net asset value. Investors hold a Member interest in the Master Fund.

Included in contributions and withdrawals on the Statements of Changes in Members’ Capital are $32,783,778 and $22,730,024 of distributions reinvested into the Master Fund for 2014 and 2013, respectively.

B.	Summary of Significant Accounting Policies: The Fund prepares its financial statements in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”).

The following significant accounting policies are in conformity with GAAP. Such policies are followed by the Master Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.	Security Valuation: Fixed income securities’ valuations are based on information from one or more of the following sources: quotations from dealers, third party pricing services, market transactions in comparable securities and various relationships between security values, credit quality, and yield to maturity. The value of securities for which market quotations are not readily available are determined in good faith at fair value using methods approved by the Board of Directors. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, which approximates fair value.

The fair value of CMBS securities are determined through the use of a pricing methodology that uses, as its basis, observable market data such as dealer bids and market transactions in comparable securities. The pricing methodology incorporates relationships between vintage and rating for generic securities. These relationships are then used to formulate a basis of fair value for other securities with similar characteristics. Factors such as liquidity, credit exposure, and level of credit support are also incorporated as inputs in applying the pricing methodology.

GAAP requires disclosure regarding the various inputs that are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical investments
Level 2: other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3: significant unobservable inputs (including Management’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments.

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ANNUAL REPORT 2014 | TORCHLIGHT VALUE FUND MASTER, LLC

NOTES TO FINANCIAL STATEMENTS

TORCHLIGHT VALUE FUND MASTER, LLC

B.	Summary of Significant Accounting Policies (continued):

The following is a summary of the levels based on inputs used as of October 31, 2014 in valuing the Master Fund’s Investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed Securities	$-	$143,321,722	$27,450,359	$170,772,081
Interest Only CMBS	-	34,141,253	26,810,547	60,951,800
Collateralized Debt Obligations	-	-	7,475,451	7,475,451
Money Market Fund	2,850,543	-	-	2,850,543
Total	$2,850,543	$177,462,975	$61,736,357	$242,049,875

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CMBS	IO CMBS	CDO	Total
Balance as of 10/31/13	$44,564,174	$40,667,929	$11,980,101	$97,212,204
Realized gain/(loss)	(15,495,352)	(263,410)	1,099,640	(14,659,122)
Change in unrealized appreciation/(depreciation)	21,468,777	(985,169)	49,797	20,533,405
Net amortization/accretion	(1,055,503)	(2,889,317)	26,764	(3,918,056)
Purchases	10,741,839	20,537,467	3,392,985	34,672,291
Sales and Paydowns	(15,359,959)	(16,705,275)	(15,671,246)	(47,736,480)
Transfers into Level 3	1,570,925	486,914	6,597,410	8,655,249
Transfers out of Level 3*	(18,984,542)	(14,038,592)	-	(33,023,134)
Balance as of 10/31/14	$27,450,359	$26,810,547	$7,475,451	$61,736,357
Net change in unrealized appreciation/(depreciation) from positions still held at 10/31/14				$11,732,662

*Net transfers out of level 3 relate primarily to an increase in availability of observable inputs for certain securities.

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ANNUAL REPORT 2014 | TORCHLIGHT VALUE FUND MASTER, LLC

NOTES TO FINANCIAL STATEMENTS

TORCHLIGHT VALUE FUND MASTER, LLC

B.	Summary of Significant Accounting Policies (continued):

Information about Significant Inputs Used in Fair Value Measurements Categorized within Level 3:

The table below summarizes information about the significant unobservable inputs used in determining the fair value of the Master Fund’s Level 3 assets and liabilities:

Type of Investment	Fair Value at October 31, 2014	Valuation Technique	Unobservable Input	Range of Unobservable Inputs	Impact to Valuation from an Increase in Input
Commercial Mortgage-Backed Securities	$27,450,359	Market Transactions in Comparable Securities/ Dealer Quotes	Comparable Trades (Price) Illiquidity Discount	N/A 0.0% - 11.8%	Increase Decrease
		Credit Adjustment	Credit Enhancement Underlying Collateral Delinquencies	0.0% - 16.7% 0.0% - 54.6%	Increase Decrease
Interest Only Commercial Mortgage-Backed Securities	$26,810,547	Market Transactions in Comparable Securities/ Dealer Quotes	Comparable Trades (Price) Illiquidity Discount	N/A 0.0% - 1.7%	Increase Decrease
		Credit Adjustment	Underlying Collateral Delinquencies	0.0% - 100.0%	Decrease
Collateralized Debt Obligations	$7,475,451	Market Transactions in Comparable Securities/ Dealer Quotes	Comparable Trades (Price) Illiquidity Discount	N/A 1.0% - 9.1%	Increase Decrease
		Credit Adjustment	Credit Enhancement	0.0% - 97.3%	Increase

Valuation Process for Fair Value Measurements Categorized within Level 3:

The Master Fund has established an internal control infrastructure over the valuation of financial instruments that requires ongoing independent oversight by its financial control and compliance groups. These management control functions are segregated from the trading and investing functions. The Adviser has also established a Valuation Committee, which includes non-investment professionals with voting powers, that is responsible for overseeing and monitoring the valuation of the Master Fund’s investments. The Valuation Committee may obtain input from investment professionals for consideration in carrying out its responsibilities.

When determining the price for investments, the Valuation Committee, seeks to determine the price that the Master Fund might reasonably expect to receive from the current sale of that investment in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant consistent with the principles of fair value measurement, which include a market approach, income approach and/or cost approach, as appropriate. A market approach generally consists of using information on comparable market transactions. An income approach is generally used to discount future cash flows to present value and adjusted for liquidity as appropriate. Other factors that have an impact on the fair value of Level 3 investments include, but are not limited to, (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to inherent uncertainty of valuations of such investments, the fair value may differ from the values that would have been used had an active market existed.

The Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including a regular review of key inputs and assumptions, comparisons between independent third party pricing and fair valuations, transactional back-testing and reviews of any market related activity. The valuation procedures and fair valuations are subsequently reported to the Board of Directors on a quarterly basis.

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ANNUAL REPORT 2014 | TORCHLIGHT VALUE FUND MASTER, LLC

NOTES TO FINANCIAL STATEMENTS

TORCHLIGHT VALUE FUND MASTER, LLC

B.	Summary of Significant Accounting Policies (continued):

2.	Restricted Securities: The Master Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933. Disposal of these securities may involve time consuming negotiations and expense, and the prompt sale at an acceptable price may be difficult. As of October 31, 2014, the Master Fund held $188,313,941 of restricted securities at fair value, with a cost basis of $210,172,239 These have been valued in accordance with the Master Fund’s valuation policies.

3.	Other: Security transactions are accounted for on the trade date, which is the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Interest income is recognized on an accrual basis and adjusted for accretion of discount or amortization of premium using the effective yield method over the remaining contractual maturity period. When a scheduled interest payment is not received on a security in the portfolio, the Master Fund will classify the security as non-interest income generating security and will cease recognizing interest income (including amortization/accretion) until interest is current through payment. However, the Master Fund remains contractually entitled to this interest income. Paydown gains/losses received on fixed income securities are recognized in interest income to the extent received in cash.

4.	Federal Income Taxes: The Master Fund is treated as a partnership for federal income tax purposes. As such, each investor in the Master Fund is subject to taxation on its share of the Master Fund’s ordinary income and capital gains. The Master Fund’s assets are managed so that an investor in the Master Fund can satisfy the requirements of Subchapter M of the Internal Revenue Code.

The Master Fund evaluates tax positions taken or expected to be taken in the course of preparing the Master Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current period. Management has analyzed the Master Fund’s tax positions for all open tax years (the current and the prior three tax years) and has concluded that as of October 31, 2014, no provision for income taxes would be required in the financial statements.

The Master Fund’s U.S. Federal income and excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service. The Master Fund does not have any state-sourced income and is not subject to income taxes in any states.

As of and during the year ended October 31, 2014, the Master Fund did not have any liabilities for any unrecognized tax benefits. The Master Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Master Fund did not incur any interest or penalties.

C.	Advisory Services and Directors: Torchlight Investors, LLC is registered with the SEC as an investment adviser and is the investment adviser for the Master Fund. Advisory fees may be charged at both the Master Fund and the Feeder levels, subject, as to each feeder fund, to any overall fee cap (measuring fees on a combined basis at both the Master Fund and feeder fund level) that a particular feeder fund may have in place. The Adviser currently receives no asset-based fees from the Master Fund in connection with its services, as advisory fees are currently only charged at the Feeder Fund level. For the year ended October 31, 2014, no such fees were paid by the Master Fund.

The Master Fund’s Board of Directors consists of Interested Directors, who are affiliates of the Master Fund and/or the Adviser, and Independent Directors, as defined by the Investment Company Act of 1940. Interested Directors are not paid for services provided to the Master Fund. Independent Directors are compensated through an annual retainer and for their attendance at quarterly and ad-hoc meetings.

D.	Administration and Custodian Services: The Bank of New York Mellon Corporation serves as the Master Fund’s Administrator and Custodian pursuant to separate administration and accounting and custody agreements.

E.	Purchases and Sales: For the year ended October 31, 2014, the Master Fund made purchases of $111,076,901 and sales of $156,581,735 of investment securities other than money market funds.

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ANNUAL REPORT 2014 | TORCHLIGHT VALUE FUND MASTER, LLC

NOTES TO FINANCIAL STATEMENTS

TORCHLIGHT VALUE FUND MASTER, LLC

F.	Indemnifications: In the normal course of business, the Master Fund enters into contracts that contain a variety of indemnifications. The Master Fund’s maximum exposure under these arrangements is unknown. The Master Fund does not anticipate recognizing any loss relating to these arrangements.

G.	Related Parties: The Adviser is a related party of the Master Fund. Certain employees of the Adviser also serve as Interested Directors on the Master Fund’s Board of Directors.

Certain trusts that issue the Master Fund’s portfolio securities may retain an affiliate of the Adviser as “special servicer” to resolve delinquent and defaulted underlying loans held by such trusts. When retained as such, the special servicer may or may not service loans affecting securities of the trust in which the Master Fund is invested. The compensation of the special servicer is an expense of the individual security holding such loans, as allocated by the trust, but this arrangement can be viewed as representing additional compensation to the Adviser derived from the Master Fund. The Adviser believes that service and fee levels are within the range of market rates for such services.

In fiscal year 2014, the Adviser determined that interest income previously accrued on certain positions was uncollectible. On May 31, 2014 the Adviser contributed $303,247 to the Fund to remediate a portion of the amount that was deemed uncollectible, in addition to waiving $7,345 of their management fee receivable, representing the interest earned on this uncollectible amount.

An affiliate of the Adviser serves as the collateral manager of a collateralized debt obligation (“CDO”) where certain tranches are owned by the Master Fund. The Adviser receives a fee for its services to the CDO which are contractual in nature. Of the total fees received by the affiliated collateral manager from the CDO, $3,842 was related to the positions owned by the Master Fund, as determined by the Adviser. The Adviser does not provide any fee waivers to the Feeder Fund or Master Fund related to the fees earned for managing the CDO.

H.	Risk Factors: The Master Fund is subject to market and other risk factors, including, but not limited to, the following:

1.	Market Risk: The market price of securities owned by the Master Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to such security, such as real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally.

2.	Market Illiquidity: The Master Fund invests in securities that lack an established secondary trading market or are otherwise considered illiquid. In addition, securities that were liquid when purchased by the Master Fund may become illiquid due to market or other conditions. Liquidity of a security refers to the ability to readily dispose of securities and the price to be obtained, and does not relate to the credit risk or likelihood of receipt of cash at maturity. Illiquid securities may trade at a discount from comparable, more liquid investments and at times there may be no market at all. Mezzanine and subordinate CMBS may be less marketable or in some instances illiquid because of the absence of registration under the U.S. Federal Securities laws, contractual restrictions on transfer, the small size of the market and the small size of the issue (relative to the issues of comparable interests). Certain securities that the Master Fund will acquire will include interests that have not been registered under the Securities Act of 1933 or other applicable relevant securities laws, resulting in a prohibition against transfer, sale, pledge or other disposition of such securities except in a transaction that is exempt from the registration requirements of, or otherwise in accordance with, those laws. Thus, these restrictions may limit the ability of the Master Fund to transfer, sell, pledge or otherwise dispose of certain investments in response to changes in economic and other conditions.

3.	Credit Risk: Investments may be deemed by nationally recognized rating agencies to have substantial vulnerability to default in payment of interest and/or principal. Some investments may have low quality ratings or be unrated. Lower rated and unrated investments have major risk exposure to adverse conditions and are considered to be predominantly speculative. Generally, such investments offer a higher return potential than higher rated investments, but involve greater volatility of price and greater risk of loss of income and principal.

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ANNUAL REPORT 2014 | TORCHLIGHT VALUE FUND MASTER, LLC

NOTES TO FINANCIAL STATEMENTS

TORCHLIGHT VALUE FUND MASTER, LLC

H.	Risk Factors (continued):

In general, the ratings of nationally recognized rating organizations represent the opinions of these agencies as to the quality of the securities they rate. Such ratings, however, are relative and subjective; they are not absolute standards of quality and do not evaluate the market value risk of the relevant securities. It is also possible that a rating agency might not change its rating of a particular issue on a timely basis to reflect subsequent events. The Adviser may use these ratings as initial criteria for the selection of portfolio assets for the Master Fund but is not required to utilize them.

	4.	Interest Rate and Spread Risk: The market values of the Master Fund’s assets will generally fluctuate inversely with changes in prevailing interest rates and spreads and directly with the perceived credit quality of such assets. Interest rates are highly sensitive to many factors, including governmental, monetary, fiscal and tax policies, domestic and international economic and political considerations, and other factors beyond the control or anticipation of the Master Fund. Interest rate fluctuations can adversely affect the Master Fund’s income in many ways and present a variety of risks, including the risk of increased prepayments. In addition, securities with longer durations, such as subordinate securities, tend to be more sensitive to changes in interest rates and spreads, usually making them more volatile than securities with shorter durations. To the extent the various hedging techniques and active portfolio management employed by the Master Fund do not offset these changes, the members’ capital of the Master Fund will also fluctuate in relation to these changes. The various investment techniques employed by the Master Fund and the different characteristics of particular securities in which the Master Fund may invest make it very difficult to predict precisely the impact of interest rate and credit quality changes on the members’ capital of the Master Fund.

Additional risk factors associated with the Master Fund and its investments can be found in the Master Fund’s registration statement.

I.	Subsequent Events: Management has evaluated the effect of subsequent events that may require disclosure on the Master Fund’s financial statements and determined that there are no subsequent events that would require disclosure in the Master Fund’s financial statements.

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ANNUAL REPORT 2014 | TORCHLIGHT VALUE FUND MASTER, LLC

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TORCHLIGHT VALUE FUND MASTER, LLC

The Board of Directors and Members of Torchlight Value Fund Master, LLC:

We have audited the accompanying statement of assets, liabilities and members’ capital, including the schedule of portfolio holdings, of Torchlight Value Fund Master, LLC (the “Master Fund”) as of October 31, 2014, and the related statements of operations and cash flows for the year then ended, the statements of changes in members’ capital for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Master Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2014, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Torchlight Value Fund Master, LLC at October 31, 2014, the results of its operations and its cash flows for the year then ended, the changes in its members’ capital for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

December 30, 2014

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ANNUAL REPORT 2014 | TORCHLIGHT VALUE FUND MASTER, LLC

CONSIDERATION OF INVESTMENT ADVISORY AGREEMENTS (unaudited)

TORCHLIGHT VALUE FUND MASTER, LLC

At the October 23, 2014 meeting of the Boards of Directors (the “Boards” or the “Directors”) of Torchlight Value Fund, Inc. and Torchlight Value Fund Master, LLC (the “Funds”), the Boards considered the annual renewal of the investment advisory arrangements (the “Investment Advisory Agreements”) between Torchlight Investors, LLC (the “Adviser”) and the Funds.

In evaluating the Investment Advisory Agreements, the Directors reviewed materials prepared by the Adviser, including fee comparison tables, performance of a selected peer group of other funds and the Adviser’s Form ADV and financial statements. The Directors also considered a memorandum prepared by legal counsel discussing the legal standards that should be applied in their consideration of the Investment Advisory Agreements.

During the course of their review, the Directors considered the following, among other topics:

• The Directors reviewed the Funds’ investment performance as well as the performance of a selected peer group of other funds, the performance of certain institutional accounts managed by the Adviser, and the performance of an appropriate market index. The Directors noted that the Funds’ performance has been competitive over an extended time period.

• Considering the Adviser’s fees, the Directors compared fees charged to the selected peer group of other funds and fees charged to certain institutional accounts managed by the Adviser and noted that the fee comparison was reasonable in that the fee was lower than the fee applicable to the peer fund median. With respect to the fact that the fee for the Funds was generally higher than the fees charged to the institutional accounts of the Adviser, the Boards considered the significant legal and operational differences between a registered investment company product and an institutional account.

• The Directors reviewed the qualifications, backgrounds and responsibilities of the team members primarily responsible for day-to-day portfolio management services for the Funds.

• The Directors noted the profitability of the Adviser’s business and its ability to endure recent difficult market conditions as positive factors in evaluating the Adviser.

• The Directors considered the potential for economies of scale as the Funds grow, but determined that the current sizes of the Funds do not warrant adjustments to the fee or expense arrangement relating to any economies of scale.

At the conclusion of their review, the Boards, including a majority of each Board’s Independent Directors, determined that in light of all the relevant factors, the Investment Advisory Agreements were reasonable, in the best interests of the Funds and their shareholders, and should be continued.

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ANNUAL REPORT 2014 | TORCHLIGHT VALUE FUND MASTER, LLC

Fund Expenses (unaudited)

TORCHLIGHT VALUE FUND MASTER, LLC

As a member of the Master Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and contingent deferred sales charges on redemptions and (2) ongoing costs, including advisory fees and other Master Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2014	Ending Account Value 10/31/2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Torchlight Value Fund Master, LLC
Actual	$1,000.00	$1,044.60	0.23%	$1.19
Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	0.23%	$1.17

*Expenses are calculated using the annualized expense ratio for the Master Fund, which represents the ongoing expenses as a percentage of members’ capital for the six months ended 10/31/14. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

A description of the Master Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (212) 883-2692 or on the Securities & Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Master Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Master Fund at (212) 883-2692 or by accessing the Master Fund’s Form N-PX on the Commission’s website at http://www.sec.gov.

The Master Fund will file its complete schedule of portfolio holdings with the Securities & Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Forms N-Q are available on the SEC website at http://www.sec.gov. The Master Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

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ANNUAL REPORT 2014 | TORCHLIGHT VALUE FUND MASTER, LLC

OFFICERS AND DIRECTORS

Unless otherwise noted, the address of all Officers and Directors is c/o Torchlight Value Fund Master, LLC, 475 Fifth Avenue, New York, NY 10017. Each Director serves until their retirement, resignation, death or removal.

Independent Directors*

Name	Position Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
S. Leland Dill	Director	Director since May 2006 (with prior service as an Advisory Director from November 2005 to May 2006)	Advisory Board Member, Hedgeforum, Citicorp Hedge Fund Portfolios	2	Torchlight Value Fund, Inc.
James G. Webb	Director	Director since May 2006 (with prior service as an Advisory Director from November 2005 to May 2006)	Partner, AltB Partners LP; formerly, Hedge Fund Industry Consultant and Chief Operating Officer, FrontPoint Partners, LLC.	2	Torchlight Value Fund, Inc.; Various Rubicon Fund Management, GSA Capital Partners, and AB100 Offshore Ltd.
Mark B. Taylor	Director	Director since June 2008	Formerly, Principal, Renaissance Technologies, LLC	2	Torchlight Value Fund, Inc.

*Not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

Interested Directors

Name	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Frank L. Sullivan, Jr.	Chairman of the Board	Director since July 1997	Managing Director, Clarion Partners, LLC	2	Torchlight Value Fund, Inc.
Daniel Heflin	President, CEO, CIO, and Director	Director since July 1997	President, CEO, and CIO, Torchlight Investors, LLC	2	Torchlight Value Fund, Inc.; Torchlight Investors, LLC

Additional information about the Directors is available in the Fund’s Statement of Additional Information dated February 28, 2014, which is available from the Fund at no charge by calling Robert Kopchains at (212) 883-2692.

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ANNUAL REPORT 2014 | TORCHLIGHT VALUE FUND MASTER, LLC

OFFICERS AND DIRECTORS (continued)

Officers

Name	Position(s) Held with Fund	Principal Occupation(s) During Past 5 Years
Daniel Heflin	President, CEO, CIO and Director	President, CEO, and CIO, Torchlight Investors, LLC
Robert Del Monaco	Chief Financial Officer	SVP and CFO of Funds, Torchlight Investors, LLC; formerly, CFO, Czech Asset Management, L.P. and Executive Director/ Controller, FrontPoint Partners, L.P.
Joseph Cary[1]	Chief Compliance Officer	CCO, Torchlight Investors, LLC; formerly, CIO, ING Direct
Joanne M. Vitale	Vice President	Managing Director, Clarion Partners, LLC; formerly, Director, Clarion Partners, LLC

1 As of December 2014, Richard Metsch is replacing Joseph Cary as the Chief Compliance Officer.

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ANNUAL REPORT 2014 | TORCHLIGHT VALUE FUND MASTER, LLC

CONTACT INFORMATION

Investment Adviser

Torchlight Investors, LLC

475 Fifth Avenue

New York, NY 10017

Investor Relations

Robert Kopchains

475 Fifth Avenue

New York, NY 10017

Phone: (212) 883-2692

Administrator

The Bank of New York Mellon Corporation

101 Barclay Street

New York, NY 10286

Custodian

The Bank of New York Mellon Corporation

100 Colonial Center Parkway

Lake Mary, FL 32746

26    |

Item 2. Code of Ethics.

(a)	The registrant has adopted a code of ethics that applies to the registrant’s President and Chief Financial Officer.

(b)	Not applicable.

(c)	The registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d)	The registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics.

(e)	Not applicable.

(f)	(1) The registrant’s Code of Ethics is attached hereto as exhibit 12(a)(1).

(2) N/A

(3) N/A

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors (“Board”) has determined that the registrant has at least one Audit Committee Financial Expert (“ACFE”) serving on the registrant’s Audit Committee. The Board determined that S. Leland Dill qualifies as ACFE and is “independent” (as each item defined in Item 3 of Form N-CSR).

A person who is determined to be an ACFE will not be deemed an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an ACFE pursuant to this Item. The designation or identification of a person as an ACFE pursuant to this Item does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the Audit Committee and Board in the absence of such designation or identification. The designation or identification of a person as an ACFE pursuant to this Item does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees: the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2014: $98,000
2013: $94,500

In addition to the audit fees listed above, in 2014 the Adviser and Administrator paid $75,000 in fees to the principal accountant on behalf of the Fund in connection with additional non-recurring services provided in connection with the audit for 2013.

(b) Audit-Related Fees: the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item are as follows:

2014: $0
2013: $0

(c) Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are as follows:

2014: $29,150
2013: $28,300

(d) All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) and (c) of this Item are as follows:

2014: $0
2013: $0

(e) Audit Committee Pre-Approval Policies and Procedures.

(i)	Per Rule 2-01(c)(7)(A), the audit committee pre-approves all of the Audit, Audit-Related, Tax and Other Fees of the registrant.

(ii)	100% of services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than the principal accountant’s full-time, permanent employees was zero.

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the registrant, the registrant’s adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant (except for any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that directly impacted the registrant for the period from November 1, 2013 to October 31, 2014 were $0.

(h) There were no non-audit services rendered by the principal accountant to the registrant’s investment adviser or entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

Item 5. Audit Committee of Listed Registrants.

(a)	The Torchlight Value Fund Master, LLC has a separately designated audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, which consists of three independent directors. The audit committee members are S. Leland Dill, James Webb, and Mark B. Taylor.

(b)	Not applicable.

Item 6. Schedule of Investments.

(a)	The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant’s most recent disclosure in response to the requirements of Item 7(d)(ii)(G) of Schedule 14A or this Item.

Item 11. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(d) under the 1940 Act), as of a date within 90 days of the filing date of the report, the President (principal executive officer) and the Chief Financial Officer (principal financial officer) of the registrant, concluded that they were not aware of any material deficiencies in the design or operation of the registrant’s disclosure controls and procedures and that these controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) over the fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of Ethics.

(a)(2)	Certifications of the registrant’s President and Chief Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (“SOX”) are attached as Exhibit 99.CERT.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Torchlight Value Fund Master, LLC

By:	/s/ Daniel Heflin

Name:	Daniel Heflin

Title:	President and Chief Executive Officer

Date:	January 8, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel Heflin

Name:	Daniel Heflin

Title:	President and Chief Executive Officer

Date:	January 8, 2015

By:	/s/ Robert Del Monaco

Name:	Robert Del Monaco

Title:	Chief Financial Officer

Date:	January 8, 2015